NUVEEN INVESTMENT TRUST

NUVEEN BALANCED STOCK AND BOND FUND

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 14, 2007,

as supplemented March 31, 2008, May 1, 2008 and June 23, 2008

DATED AUGUST 1, 2008

Effective August 1, 2008, the Nuveen Balanced Stock and Bond Fund has:

1) changed its name to the Nuveen Moderate Allocation Fund,

2) appointed Richards & Tierney, Inc. as sub-adviser to the fund,

3) changed the investment objective of the fund, and

4) changed certain of its fundamental investment policies.

The fund is no longer offered pursuant to this prospectus. You may obtain the fund’s revised prospectus reflecting the changes described above by calling Nuveen at (800) 257-8787, by visiting the fund’s website at www.nuveen.com or by contacting your financial advisor.

PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS

FOR FUTURE REFERENCE

MGN-BSBF-0808D

NUVEEN INVESTMENT TRUST

NUVEEN GLOBAL VALUE FUND

SUPPLEMENT TO PROSPECTUS DATED OCTOBER 29, 2007,

as supplemented November 13, 2007, March 31, 2008, May 1, 2008 and June 23, 2008

DATED AUGUST 1, 2008

Effective August 1, 2008, the Nuveen Global Value Fund has:

1) changed its name to the Nuveen Growth Allocation Fund,

2) appointed Richards & Tierney, Inc. as sub-adviser to the fund,

3) changed the investment objective of the fund, and

4) changed certain of its fundamental investment policies.

The fund is no longer offered pursuant to this prospectus. You may obtain the fund’s revised prospectus reflecting the changes described above by calling Nuveen at (800) 257-8787, by visiting the fund’s website at www.nuveen.com or by contacting your financial advisor.

PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS

FOR FUTURE REFERENCE

MGN-GLOB-0808D

NUVEEN INVESTMENT TRUST

NUVEEN BALANCED STOCK AND BOND FUND

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 14, 2007,

as supplemented March 31, 2008 and July 1, 2008

DATED AUGUST 1, 2008

Effective August 1, 2008, the Nuveen Balanced Stock and Bond Fund has:

1) changed its name to the Nuveen Moderate Allocation Fund,

2) appointed Richards & Tierney, Inc. as sub-adviser to the fund,

3) changed the investment objective of the fund, and

4) changed certain of its fundamental investment policies.

The fund is no longer offered pursuant to this Statement of Additional Information. You may obtain the fund’s revised Statement of Additional Information reflecting the changes described above by calling Nuveen at (800) 257-8787, by visiting the fund’s website at www.nuveen.com or by contacting your financial advisor.

PLEASE KEEP THIS WITH YOUR FUND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-BSAI-0808D

NUVEEN INVESTMENT TRUST

NUVEEN GLOBAL VALUE FUND

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 29, 2007,

as supplemented November 13, 2007, March 31, 2008 and July 1, 2008

DATED AUGUST 1, 2008

Effective August 1, 2008, the Nuveen Global Value Fund has:

1) changed its name to the Nuveen Growth Allocation Fund,

2) appointed Richards & Tierney, Inc. as sub-adviser to the fund,

3) changed the investment objective of the fund, and

4) changed certain of its fundamental investment policies.

The fund is no longer offered pursuant to this Statement of Additional Information. You may obtain the fund’s revised Statement of Additional Information reflecting the changes described above by calling Nuveen at (800) 257-8787, by visiting the fund’s website at www.nuveen.com or by contacting your financial advisor.

PLEASE KEEP THIS WITH YOUR FUND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GSAI-0808D